Lease Obligations (Schedule of Capital Leased Assets) (Details) (Machinery and Equipment [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Machinery and Equipment [Member]
Capital Leased Assets [Line Items]
Presses and equipment—leased	$ 70.8	$ 78.7
Less: accumulated depreciation	(62.0)	(58.8)
Net presses and equipment—leased	$ 8.8	$ 19.9